UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON         February 14, 2011
----------------------------         ---------------       -----------------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                      13
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Form 13F Information Table Value Total:                  $162,411
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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

                                                            WEST FACE CAPITAL INC.
                                                           FORM 13F INFORMATION TABLE
                                                       Quarter Ended December 31, 2010

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                                                       VALUE    SHRS OR      SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT      PRN CALL DISCRETION MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION *W EXP 10/28/201 060505153    2,670   1,000,000  SH       SOLE                1,000,000
BANRO CORP                  *W EXP 09/17/201 066800111      900     500,000  SH       SOLE                  500,000
BPZ RESOURCES INC           MTNF 6.500% 3/0  055639AB4   14,462  14,000,000  PRN      SOLE                                14,000,000
BRISTOW GROUP INC           COM              110394103    8,261     174,469  SH       SOLE                  174,469
FORD MTR CO DEL             *W EXP 01/01/201 345370134   12,225   1,500,000  SH       SOLE                1,500,000
GOLD RESV INC               NOTE 5.500% 6/1  38068NAB4   10,170  13,229,000  PRN      SOLE                                13,229,000
GOLD RESV INC               CL A             38068N108   17,430   9,630,000  SH       SOLE                9,630,000
IRIDIUM COMMUNICATIONS INC  *W EXP 02/14/201 46269C128    1,477   1,110,600  SH       SOLE                1,110,600
IRIDIUM COMMUNICATIONS INC  *W EXP 02/14/201 46269C110    2,574   1,042,026  SH       SOLE                1,042,026
PHI INC                     COM NON VTG      69336T205   52,305   2,776,278  SH       SOLE                                 2,776,278
QUAD / GRAPHICS INC         COM CL A         747301109   21,455     520,000  SH       SOLE                  520,000
REPUBLIC AWYS HLDGS INC     COM              760276105    4,392     600,000  SH       SOLE                  600,000
SONDE RES CORP              COM              835426107   14,090   3,850,000  SH       SOLE                3,850,000
